Deferred Tax (Details) - ZAR (R) R in Millions	12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024
Deferred Tax [Abstract]
Tax losses available from subsidiaries	R 138.1	R 113.1
Unrecognized deferred tax liabilities	R 1,676.8	R 1,131.1